Condensed Parent Company Only Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Other assets	$ 18,835	$ 18,472
Total assets	2,054,092	2,166,860	2,900,156
Liabilities:
Other liabilities	10,651	14,849
Total liabilities	1,869,369	2,053,192
Shareholders' equity:
Common stock	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377
Total shareholders' equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242
Total shareholders' equity	184,723	113,668	190,795	125,013	[1]
Total liabilities and shareholders' equity	2,054,092	2,166,860
Parent [Member]
Assets:
Cash on deposit with subsidiaries	21,484	4,250
Equity securities available for sale	347	1,175
Investment in subsidiaries	200,643	154,296
Other assets	7,388	2,586
Total assets	229,862	162,307
Liabilities:
Borrowings	30,939	30,448
Deferred tax liability	9,691	9,729
Other liabilities	4,509	8,462
Total liabilities	45,139	48,639
Shareholders' equity:
Common stock	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377
Total shareholders' equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242
Total shareholders' equity	184,723	113,668
Total liabilities and shareholders' equity	$ 229,862	$ 162,307

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.